Supplemental Cash Flow Information - Schedule of Supplemental Cash Flow Informations (Details) (10-K) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 26, 2020	Sep. 28, 2019	Dec. 28, 2019	Dec. 29, 2018
Supplemental Cash Flow Elements [Abstract]
Interest	$ 6,417	$ 6,494	$ 7,225	$ 6,657
Income taxes		$ 146	324	268
Deferred purchase price of UK factoring facility			13,856	12,586
Shares issued in connection with Jackson term loan			75	899
Increase in lease liabilities from obtaining right-of-use assets - ASC 842 adoption			5,965
Shares issued for purchase consideration				21
Warrants adjustments in connection with Jackson term loan				$ 682